REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION
NOTE 15:-	REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION

a.	Reportable segments:

ASC 280, Segment Reporting, establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision maker is its Chief Executive Officer.

During 2015, the Company divested its Physical Security as well as its Cyber and Intelligence operations, which were a major part of the Security Solutions segment, to allow it to focus on its core markets as part of the execution of its long-term strategy. Following this divestiture, the Company operates in the following operation-based segments: Customer Engagement provide data driven insights that enable businesses to deliver consistent and personalized experience to customers, and Financial Crime and Compliance provide real time and cross-channel fraud prevention, anti-money laundering, brokerage compliance and enterprise-wide case management.

	Year ended December 31, 2016
	Customer Engagement (1) (2)	Financial Crime and Compliance	Not allocated	Total

Revenues	$754,398	$261,144	$-	$1,015,542

Operating income	$202,893	$89,990	$(158,707)	$134,176

	Year ended December 31, 2015
	Customer Engagement (1)	Financial Crime and Compliance	Not allocated	Total

Revenues	$688,060	$238,807	$-	$926,867

Operating income	$206,994	$73,131	$(114,019)	$166,106

	Year ended December 31, 2014
	Customer Engagement (1)	Financial Crime and Compliance	Not allocated	Total

Revenues	$674,797	$197,198	$-	$871,995

Operating income	$151,051	$46,878	$(91,635)	$106,294

(1)
Includes the results of a certain operation (formerly part of the Security Solutions segment), which was retained following the above mentioned divestiture and integrated within the Customer Engagement operating segment.

(2)	Includes the results of Nexidia, VPI and inContact, which were acquired in 2016 and are being integrated within the Customer Engagement segment.

The following presents long-lived assets of December 31, 2016 and 2015, based on operational segments:

	December 31,
	2016	2015

Customer Engagement	$68,935	$24,707
Financial Crime and Compliance	13,192	11,013
Non-allocated	5,551	4,873

	$87,678	$40,593

b.	Geographical information:

Total revenues from external customers on the basis of the Company's geographical areas are as follows:

	Year ended December 31,
	2016	2015	2014

Americas, principally the US	$720,520	$630,096	$591,147
EMEA (*)	189,223	192,640	184,092
Israel	4,295	4,231	5,092
Asia Pacific	101,504	99,900	91,664

	$1,015,542	$926,867	$871,995

The following presents long-lived assets of December 31, 2016 and 2015, based on geographical areas:

	December 31,
	2016	2015

Americas, principally the US	$49,175	$10,385
EMEA (*)	3,398	4,458
Israel	28,237	22,193
Asia Pacific	6,868	3,557

	$87,678	$40,593

(*)	Includes Europe, the Middle East (excluding Israel) and Africa.